Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	General Partner Unit	Common Units	Total
Beginning balance at Dec. 31, 2017	$ 11,479	$ 628,471	$ 639,950
Net income	901	47,904	48,805
Cash distributions	(666)	(35,402)	(36,068)
Net proceeds from issuance of common units		(4)	(4)
Ending balance at Jun. 30, 2018	11,714	640,969	652,683
Convertible preferred units, beginning balance at Dec. 31, 2017			89,264
Net income			3,600
Cash distributions			(3,600)
Convertible preferred units, ending balance at Jun. 30, 2018			89,264
Beginning balance at Mar. 31, 2018	11,680	639,156	650,836
Net income	367	19,514	19,881
Cash distributions	(333)	(17,701)	(18,034)
Ending balance at Jun. 30, 2018	11,714	640,969	652,683
Convertible preferred units, beginning balance at Mar. 31, 2018			89,264
Net income			1,800
Cash distributions			(1,800)
Convertible preferred units, ending balance at Jun. 30, 2018			89,264
Beginning balance at Dec. 31, 2018	11,531	631,244	642,775
Net income	322	17,123	17,445
Cash distributions	(666)	(35,402)	(36,068)
Ending balance at Jun. 30, 2019	11,187	612,965	624,152
Convertible preferred units, beginning balance at Dec. 31, 2018			89,264
Net income			3,600
Cash distributions			(3,600)
Convertible preferred units, ending balance at Jun. 30, 2019			89,264
Beginning balance at Mar. 31, 2019	11,402	624,408	635,810
Net income	118	6,258	6,376
Cash distributions	(333)	(17,701)	(18,034)
Ending balance at Jun. 30, 2019	$ 11,187	$ 612,965	624,152
Convertible preferred units, beginning balance at Mar. 31, 2019			89,264
Net income			1,800
Cash distributions			(1,800)
Convertible preferred units, ending balance at Jun. 30, 2019			$ 89,264